Events After the Reporting Period - Summary of Public Bonds Issued After Reporting Period (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2024 JPY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Annual interest rates	0.00%
Bond In Japanese Yen 2027 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued Date	Mar. 7, 2025
Carrying amount	¥ 23,300,000
Annual interest rates	1.217%
Maturity	Mar. 5, 2027
The Bond In Japanese Yen 2028 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued Date	Mar. 7, 2025
Carrying amount	¥ 6,700,000
Annual interest rates	1.367%
Maturity	Mar. 7, 2028